The Hillman Aggressive Equity Fund - CUSIP Number 43162P108, NASDAQ Symbol HCMAX The Hillman Total Return Fund - CUSIP Number 43162P207, NASDAQ Symbol HCMTX


________________________________________________________________________________


                        HILLMAN CAPITAL MANAGEMENT FUNDS

                              Each a series of the
                   Hillman Capital Management Investment Trust

________________________________________________________________________________



                                   PROSPECTUS
                                December 3, 2004


This prospectus includes information about the two Hillman Capital Management Funds - The Hillman Aggressive Equity Fund and The Hillman Total Return Fund (each a "Fund" and, collectively, the "Funds"). The Hillman Aggressive Equity Fund seeks long-term capital appreciation. The Hillman Total Return Fund seeks maximum total return consisting of capital appreciation and current income.



                               Investment Advisor
                               ------------------

                        Hillman Capital Management, Inc.
                  613 Third Street, Eastport Maritime Building
                            Annapolis, Maryland 21403

                             www.hillmancapital.com

                                 1-800-773-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUNDS......................................................................2
---------

         Investment Objectives.................................................2
         Principal Investment Strategies.......................................2
              The Hillman Aggressive Equity Fund...............................2
              The Hillman Total Return Fund....................................3
         Principal Risks of Investing in the Funds.............................5
              Both Funds.......................................................5
              Aggressive Equity Fund...........................................5
              Total Return Fund ...............................................6
         Performance Information...............................................8
         Fees and Expenses of the Funds.......................................11

MANAGEMENT OF THE FUNDS.......................................................12
-----------------------

         The Investment Advisor...............................................12
         The Administrator....................................................13
         The Transfer Agent...................................................13
         The Distributor......................................................13

INVESTING IN THE FUNDS........................................................14
----------------------

         Minimum Investment...................................................14
         Purchase and Redemption Price........................................14
         Purchasing Shares....................................................14
         Redeeming Your Shares................................................17

OTHER IMPORTANT INVESTMENT INFORMATION........................................20
--------------------------------------

         Dividends, Distributions, and Taxes..................................20
         Financial Highlights.................................................21
         Additional Information.......................................Back Cover

                                    THE FUNDS
                                    ---------

INVESTMENT OBJECTIVES

The Hillman Aggressive Equity Fund ("Aggressive Equity Fund") seeks long-term capital appreciation. The Aggressive Equity Fund is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust"). The Hillman Total Return Fund ("Total Return Fund") seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust.


PRINCIPAL INVESTMENT STRATEGIES

The Hillman Aggressive Equity Fund

In seeking to achieve its objective, the Aggressive Equity Fund invests primarily in common stocks of companies whose value Hillman Capital Management, Inc. ("Advisor") believes have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public. As a matter of investment policy, the Aggressive Equity Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock. This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Aggressive Equity Fund, the Advisor first looks at qualitative measures of a company. Qualitative measures of a company include:

     o    dominance in a particular industry or niche market;
     o    management style and adaptability;
     o    strength of pricing and purchasing power;
     o    barriers to industry competition;
     o    strength of brand or franchise with commensurate brand loyalty; and
     o    quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth. These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy. These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs. The quantitative measures of a company include:

     o    price-to-earnings ratio;
     o    cash flow;
     o    balance sheet strength; and
     o    dividend growth potential.

The Advisor allocates a target percentage of total portfolio value to each security it purchases. Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 20 stocks. From time to time, the Aggressive Equity Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy. The sectors in which the Aggressive Equity Fund may focus its investments are the financial, healthcare, retail, and technology sectors. The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Aggressive Equity Fund may, from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and, to the extent permitted by applicable law and the Aggressive Equity Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Aggressive Equity Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Aggressive Equity Fund would indirectly pay both the Aggressive Equity Fund's expenses and the expenses relating to those other investment companies with respect to the Aggressive Equity Fund's assets invested in such investment companies. To the extent the Aggressive Equity Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective.


The Hillman Total Return Fund

The Total Return Fund seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust. In seeking to achieve its objective, the Total Return Fund allocates its assets among stocks, bonds, and short-term instruments within various ranges. Stocks include equity securities of all types. Bonds include all varieties of fixed-income securities including investment-grade and lower-quality debt securities maturing in more than one year. Short-term/money market instruments include all types of short-term and money market instruments.

The Advisor will vary the percentage of the Total Return Fund's assets allocated to each of the above categories based on the Advisor's judgment of market and economic conditions. The Advisor regularly reviews the Total Return Fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Fund's investment objective.

In selecting stocks for the Total Return Fund, the Advisor first looks at qualitative measures of a company. Qualitative measures of a company include:

     o    dominance in a particular industry or niche market;
     o    management style and adaptability;
     o    strength of pricing and purchasing power;
     o    barriers to industry competition;
     o    strength of brand or franchise with commensurate brand loyalty; and
     o    quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures. Quantitative measures of a company include:

     o    price-to-earnings ratio;
     o    cash flow;
     o    balance sheet strength; and
     o    dividend growth potential.

In selecting bonds for the Total Return Fund, the Advisor examines the spread relationships of investment-grade bonds in determining the quality distribution and expected trends in inflation and interest rates in structuring the maturity distributions.

The Advisor may invest no more than 15% of the Total Return Fund's assets in bonds that have credit ratings lower than Baa by Moody's Investor Service, Inc. ("Moody's") or an equivalent rating by a nationally recognized securities rating organization described in the Statement of Additional Information ("SAI"), as determined by the Advisor. These securities are also referred to as "junk bonds."

The Total Return Fund may also make short sales if the Advisor has the expectation that the market price for a particular security will drop in the future. A "short sale" is the sale by the Total Return Fund of a security that has been borrowed from a third party that will be replaced at a later date in the future. The Advisor does not intend to utilize short sales on a regular basis; however, the Total Return Fund may commit up to 25% of the Total Return Fund's assets to the short sales investment practice if the Advisor feels that market conditions justify the commitment.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Total Return Fund may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Total Return Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Total Return Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Total Return Fund would indirectly pay both the Total Return Fund's expenses and the expenses relating to those other investment companies with respect to the Total Return Fund's assets invested in such investment companies. To the extent the Total Return Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Both Funds

An investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that either of the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

o Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

o    Investment   Advisor  Risk.  The  Advisor's   ability  to  choose  suitable
     investments has a significant impact on the ability of the Funds to achieve their investment objectives.


Aggressive Equity Fund

In addition to the risks outlined above, which may affect both the Aggressive Equity Fund and the equity portion of the Total Return Fund, the Aggressive Equity Fund will be subject to additional risks:

o Management Style Risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Aggressive Equity Fund may invest in growth-style stocks, the Aggressive Equity Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style, which may adversely affect the Aggressive Equity Fund's net asset value.

o Non-diversified Status. The Aggressive Equity Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund. The Aggressive Equity Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investment in those securities. As a result, changes in the market value of a single issuer could cause greater fluctuation in share price than would occur in a more diversified fund.

o Sector Focus. Another area of risk involves the potential focus of the Aggressive Equity Fund's assets in securities of particular sectors. These sectors include the financial sector, healthcare sector, retail sector, and technology sector. Because the Aggressive Equity Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Aggressive Equity Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some of the sectors in which the Aggressive Equity Fund may invest could be subject to greater government regulation than other sectors and, therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The specific risks for each of the sectors in which the Aggressive Equity Fund may focus its investments include additional risks as described below:

     o Financial Sector. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

     o Healthcare Sector. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

     o Retail Sector. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

     o Technology Sector. The performance of companies in this sector may be adversely affected due to the intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.


Total Return Fund

In addition to the risks outlined above, which may affect both the Aggressive Equity Fund and the equity portion of the Total Return Fund, there will be additional risks for the fixed income portion of the Total Return Fund's portfolio. These risks include:

o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Total Return Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Total Return Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Total Return Fund. Credit risk is particularly significant to the Total Return Fund when investing a portion of its assets in "junk bonds" or lower than investment-grade securities.

o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Total Return Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Total Return Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the Total Return Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also, when interest rates drop, the holdings of mortgage-backed securities by the Total Return Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by the Total Return Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk. Maturity risk is another factor that can affect the value of the Total Return Fund's debt holdings. The Total Return Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P's") or Fitch, Inc. ("Fitch") or Baa by Moody's or higher are considered investment-grade securities. The Total Return Fund may invest in various rated investment-grade securities including securities rated Baa by Moody's or BBB by S&P's or Fitch. While these rated securities are considered investment-graded, they are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P's and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

o Short Sales. In a short sale, the Total Return Fund will sell a security it does not own anticipating that the price will decline. To complete a short sale, the Total Return Fund must borrow the security to make delivery and must then replace the security borrowed by buying it at the prevailing market price, which may be higher or lower than the price at which the Total Return Fund sold the security short. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security rises, the Total Return Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve leverage, which may exaggerate a gain or loss.

PERFORMANCE INFORMATION

The following total returns bar charts provide an indication of the risks of investing in the Funds by showing (on a calendar year basis) changes in the Funds' performance from year to year. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

The average annual total returns tables provide an indication of the risks of investing in the Funds by showing how the Funds' average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Funds have performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Aggressive Equity Fund


[BAR CHART HERE:]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------
                                 2001   -10.50%
                                 2002   -21.01%
                                 2003    55.06%



     o During the 3-year period shown in the bar chart above, the highest return for a calendar quarter was 28.61% (quarter ended June 30, 2003).
     o During the 3-year period shown in the bar chart above, the lowest return for a calendar quarter was (23.93)% (quarter ended September 30, 2002).
     o The calendar year-to-date return of the Aggressive Equity Fund as of the most recent calendar quarter was 8.31% (quarter ended September 30, 2004).


----------------------------------------------------- ------------ -------------
          Average Annual Total Returns                   Past 1        Since
         Period Ended December 31, 2003                   Year       Inception*
----------------------------------------------------- ------------ -------------
Aggressive Equity Fund
   Before taxes                                          55.06%        3.11%
   After taxes on distributions                          54.85%        3.06%
   After taxes on distributions and sale of shares       35.78%        2.62%
----------------------------------------------------- ------------ -------------
S&P 500 Total Return Index**                             28.68%       (4.04)%
----------------------------------------------------- ------------ -------------


    *December  29, 2000 (date of initial  public  investment  of the  Aggressive
     Equity Fund)
   **The S&P 500 Total  Return Index is the  Standard & Poor's  Composite  Stock
     Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Total Return Fund

[BAR CHART HERE:]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------
                                  2001 -0.98%
                                  2002 -7.74%
                                  2003 26.60%

     o During the 3-year period shown in the bar chart above, the highest return for a calendar quarter was 13.91% (quarter ended June 30, 2003).
     o During the 3-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.40)% (quarter ended September 30, 2002).
     o The calendar year-to-date return of the Total Return Fund as of the most recent calendar quarter was 4.49% (quarter ended September 30, 2004).


----------------------------------------------------- ------------ -------------
           Average Annual Total Returns                  Past 1        Since
          Period Ended December 31, 2003                  Year       Inception*
----------------------------------------------------- ------------ -------------
Total Return Fund
   Before taxes                                          26.60%       4.96%
   After taxes on distributions                          26.07%       4.48%
   After taxes on distributions and sale of shares       17.25%       3.92%
----------------------------------------------------- ------------ -------------
S&P 500 Total Return Index**                             28.68%      (4.04)%
----------------------------------------------------- ------------ -------------




    *December 29, 2000 (date of initial  public  investment  of the Total Return
     Fund)
   **The S&P 500 Total  Return Index is the  Standard & Poor's  Composite  Stock
     Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

                   Shareholder Fees for the Funds
              (fees paid directly from your investment)
              -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ...................None
   Redemption Fee .............................................None

            Annual Fund Operating Expenses for the Funds
            (expenses that are deducted from Fund assets)
            ---------------------------------------------

                                             Aggressive Equity      Total Return
                                                   Fund                 Fund
                                                   ----                 ----
   Management Fees...............................  1.00%               1.00%
   Distribution and/or Service (12b-1) Fees......  0.25%               0.25%
   Other Expenses................................  1.33%               0.99%
                                                   -----               -----
   Total Annual Fund Operating Expenses..........  2.58%*              2.24%*
                                                   =====               =====


   * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Funds for the fiscal year ended September 30, 2004. For this period, the Funds' Advisor and various service providers agreed to voluntarily waive or reduce certain expenses of the Funds. As a result of these voluntary waivers, for the fiscal year ended September 30, 2004 net total fund operating expenses for the Aggressive Equity Fund and the Total Return Fund were 1.75% and 1.75%, respectively, of the average daily net assets of the shares of the respective Fund. There can be no assurance that these voluntary waivers will continue in the future.


Example: This example shows you the expenses you may pay over time by investing in each of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in one of the Funds for the periods shown;

     (2)  You reinvest all dividends and distributions;

     (3)  You redeem all of your shares at the end of those periods;

     (4)  You earn a 5% total return; and

     (5)  The Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------------- ----------- ----------- ------------- --------------
          Fund               1 Year      3 Years      5 Years      10 Years
--------------------------- ----------- ----------- ------------- --------------
  Aggressive Equity Fund      $261        $802        $1,370        $2,915
--------------------------- ----------- ----------- ------------- --------------
  Total Return Fund           $227        $700        $1,200        $2,575
--------------------------- ----------- ----------- ------------- --------------

                             MANAGEMENT OF THE FUNDS
                             -----------------------

THE INVESTMENT ADVISOR

The Advisor is Hillman Capital Management, Inc., 613 Third Street, Annapolis, Maryland 21403. The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor manages the investment and reinvestment of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor has served as a registered investment advisor to the Funds since their inception. The executives and members of the advisory staff of the Advisor also have extensive experience in other capacities in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1998. The Advisor currently has approximately $120 million in assets under management.

The Funds are managed primarily by Mark A. Hillman, who has overall responsibility for the day-to-day management of the Funds' portfolios. Mr. Hillman is the founder and controlling shareholder of the Advisor. Mr. Hillman has served as President of the Advisor since 1998.

The Advisor's Compensation. As compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.00%. During the Funds' last fiscal year ending September 30, 2004, the Advisor voluntarily waived a portion of the advisory fees for each of the Funds. Accordingly, the amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year was as follows:

                                             Fees Paid to the Advisor
                 Fund                as a Percentage of Average Net Assets
                 ----                -------------------------------------

          Aggressive Equity Fund                    0.60%
          Total Return Fund                         0.66%

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Funds as a factor in the selection of brokers and dealers.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Funds pay to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Funds will adhere to
Section 11(a) of the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide services to the Funds.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in the section of this Prospectus, "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Distribution Plans. Each of the Funds has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plans"). The Distribution Plans provide that each of the Funds will annually pay the Distributor up to 0.25% of the average daily net assets of the Funds' shares for activities primarily intended to result in the sale of those shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Funds' shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor or other service providers, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                             INVESTING IN THE FUNDS
                             ----------------------

MINIMUM INVESTMENT

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is $5,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500. Each of the Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining a Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. A Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

In valuing a Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. Each of the Funds may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Funds' remaining shareholders to make payment in cash, each of the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of each Fund. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the particular fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The particular Fund(s) will charge a $20 fee and may redeem shares of the Fund(s) owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:

             Hillman Capital Management Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863, before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For credit to either: (please specify)
                 The Hillman Aggressive Equity Fund
                          Account # 2000003961005
                 The Hillman Total Return Fund
                          Account # 2000008667799
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-800-773-3863 and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Purchases In Kind. You may, if the Advisor approves, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with that particular Fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the particular Fund's valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for a particular Fund, please contact the Advisor at 1-800-773-3863. If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute that particular Fund's net asset value.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the respective Fund(s) will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the appropriate Fund.

Exchange Feature. You may exchange shares of any of the Hillman Capital Management Funds for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in each Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the appropriate Fund(s) will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow a Fund to identify the investor. A Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Hillman Capital Management Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the applicable Fund, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. Each of the Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  Name of Fund;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. See "Signature Guarantees" below.

Each of the Funds, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the
Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. However, the Funds will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds do not intend, under normal circumstances, to redeem their shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds' net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Funds reserves the right to (i) refuse to accept any request to purchase shares of the Funds for any reason; and (ii) suspend their offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Funds will distribute most of their income and realized gains to their shareholders every year. Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends generally are taxable at long-term capital gains tax rates. Any distribution resulting from such qualifying dividends received by a Fund will be designated as qualified dividend income. If a Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If a Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable distributions paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each of the Funds' financial performance since inception of the Funds. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of the Funds. The financial data below have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, copies of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Reports of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.

         AGGRESSIVE EQUITY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended       Year ended       Year ended      Period ended
                                                       September 30,    September 30,    September 30,   September 30,
                                                           2004             2003             2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $      9.63      $      6.55      $      7.51      $     10.00

  Income (loss) from investment operations
     Net investment income (loss)                              0.03             0.04            (0.04)           (0.12)
     Net realized and unrealized gain (loss) on
     investments                                               2.17             3.08            (0.92)           (2.37)
                                                        -----------      -----------      -----------      -----------
       Total from investment operations                        2.20             3.12            (0.96)           (2.49)
                                                        -----------      -----------      -----------      -----------
  Distribution to shareholders from
     Net investment income                                    (0.01)           (0.04)            0.00             0.00
                                                        -----------      -----------      -----------      -----------


Net asset value, end of period                          $     11.82      $      9.63      $      6.55      $      7.51
                                                        ===========      ===========      ===========      ===========
Total return                                                  22.82 %          47.60 %         (12.67)%         (25.00)% (b)
                                                        ===========      ===========      ===========      ===========

Ratios/supplemental data
  Net assets, end of period                             $11,850,878      $ 5,156,681      $ 2,977,341      $ 2,863,908
                                                        ===========      ===========      ===========      ===========

  Ratio of expenses to average net assets
     Before expense reimbursements and waived fees             2.58 %           3.93 %           4.06 %           6.32 % (c)
     After expense reimbursements and waived fees              1.75 %           2.10 %           2.12 %           3.90 % (c)

  Ratio of net investment (loss) income to average net
  assets
     Before expense reimbursements and waived fees            (0.45)%          (1.30)%          (2.41)%          (4.96)% (c)
     After expense reimbursements and waived fees              0.39 %           0.53 %          (0.46)%          (2.53)% (c)

     Portfolio turnover rate                                  37.80 %          41.37 %          67.29 %          52.56 %

(a)  For the period  from  December  29, 2000 (date of initial public investment) to September 30, 2001.
(b)  Not annualized.
(c)  Annualized.

         TOTAL RETURN FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended       Year ended      Year ended      Period ended
                                                        September 30,   September 30,    September 30,   September 30,
                                                            2004             2003            2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     10.25       $     8.51      $      8.77       $    10.00

  Income (loss) from investment operations
     Net investment income                                     0.13             0.14             0.10             0.01
     Net realized and unrealized gain (loss) on
     investments                                               1.27             1.83            (0.25)           (1.24)
                                                        -----------      -----------      -----------      -----------
       Total from investment operations                        1.40             1.97            (0.15)           (1.23)
                                                        -----------      -----------      -----------      -----------
  Less distributions to shareholders from
     Net investment income                                    (0.09)           (0.15)           (0.11)            0.00
     Net realized gain on investment transactions             (0.00)           (0.08)            0.00             0.00
                                                        -----------      -----------      -----------      -----------
       Total distributions                                    (0.09)           (0.23)           (0.11)            0.00
                                                        -----------      -----------      -----------      -----------
Net asset value, end of period                          $     11.56      $     10.25      $      8.51      $      8.77
                                                        ===========      ===========      ===========      ===========
Total return                                                  13.63 %          23.46 %          (1.56)%         (12.50)% (b)
                                                        ===========      ===========      ===========      ===========
Ratios/supplemental data
  Net assets, end of period                             $15,353,580      $11,754,093      $ 6,287,570      $ 5,925,796
                                                        ===========      ===========      ===========      ===========
  Ratio of expenses to average net assets
     Before expense reimbursements and waived fees             2.24 %           2.61 %           2.83 %           4.22 % (c)
     After expense reimbursements and waived fees              1.75 %           1.83 %           1.80 %           2.78 % (c)
  Ratio of net investment income (loss) to average net
  assets
     Before expense reimbursements and waived fees             0.66 %           0.83 %           0.08 %          (1.17)% (c)
     After expense reimbursements and waived fees              1.15 %           1.62 %           1.11 %           0.27 % (c)

  Portfolio turnover rate                                     17.14 %          19.71 %          40.37 %           6.03 %

(a)  For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.
(b)  Not annualized.
(c)  Annualized.


                             ADDITIONAL INFORMATION


________________________________________________________________________________


                        HILLMAN CAPITAL MANAGEMENT FUNDS

________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Reports include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds:



         By telephone:          1-800-773-3863

         By mail:               Hillman Capital Management Funds
                                c/o NC Shareholder Services
                                116 South Franklin Street
                                Post Office Box 4365
                                Rocky Mount, North Carolina  27803-0365

         By e-mail:             info@ncfunds.com

         On the Internet:       www.hillmancapital.com




Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




                  Investment Company Act file number 811-10085

                       STATEMENT OF ADDITIONAL INFORMATION


                        HILLMAN CAPITAL MANAGEMENT FUNDS

                       THE HILLMAN AGGRESSIVE EQUITY FUND
                          THE HILLMAN TOTAL RETURN FUND

                              Each a series of the
                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                  116 South Franklin Street, Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone 1-800-773-3863

                                December 3, 2004




                                Table of Contents
                                -----------------

    OTHER INVESTMENT POLICIES..........................................2
    INVESTMENT LIMITATIONS.............................................7
    PORTFOLIO TRANSACTIONS.............................................8
    NET ASSET VALUE...................................................10
    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................10
    DESCRIPTION OF THE TRUST..........................................11
    ADDITIONAL INFORMATION CONCERNING TAXES...........................12
    MANAGEMENT AND OTHER SERVICE PROVIDERS............................14
    SPECIAL SHAREHOLDER SERVICES......................................21
    ADDITIONAL INFORMATION ON PERFORMANCE.............................22
    FINANCIAL STATEMENTS..............................................24
    APPENDIX A - DESCRIPTION OF RATINGS...............................25
    APPENDIX B - PROXY VOTING POLICIES................................29






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for The Hillman Aggressive Equity Fund and The Hillman Total Return Fund (each referred to as "Fund" and collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Funds' Prospectus and Annual Reports may be obtained at no charge by writing or calling the Funds at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The Hillman Aggressive Equity Fund ("Aggressive Equity Fund") is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust") and The Hillman Total Return Fund ("Total Return Fund") is a diversified series of the Trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on July 14, 2000 as a Delaware business trust. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

Repurchase Agreements. Each Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for any repurchase obligations. Additionally, Hillman Capital Management, Inc. ("Advisor"), the Funds' investment advisor, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Funds may invest in money market instruments which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturities generally range from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on an ongoing basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Funds will not acquire securities of any one investment company if, immediately thereafter, a Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of a Fund's total assets, or securities issued by such company and securities held by a Fund issued by other investment companies would have an aggregate value in excess of 10% of a Fund's total assets, except as otherwise permitted by SEC rules. To the extent a Fund invests in other investment companies, the shareholders of a Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of a Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Funds may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Short Sales. The Total Return Fund may sell securities short (i) to hedge unrealized gains on portfolio securities or (ii) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Both Funds may short sell "against the box" (A short sale is made by selling a security a Fund does not own. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) Selling securities short against the box involves selling a security that a Fund owns or has the right to acquire, for delivery at a specified date in the future. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The Advisor does not intend to utilize short sales "against the box" on a regular basis. However, under no circumstances will the Advisor commit more than 25% of a Fund's assets to short sales "against the box."

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Funds' current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write only options on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, a Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, a Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if a Fund owns, so long as a Fund is obligated as the writer of the call, securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the particular Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for a Fund. If the option is exercised, a

Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the particular Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of a Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Funds will not engage in transactions in futures contracts and related options for speculation. In addition, the Funds will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of a Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian, thereby ensuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Fund, the securities underlying such futures contracts or options will at all times be maintained by a Fund or, in the case of index futures and related options, a Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period. The risks associated with option transactions include the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in the market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Writing Call Options. The Funds will write covered call options both to reduce the risks associated with certain of their investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that, in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an underlying security is sold from a Fund's securities portfolio, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a Fund writes a put option, a Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to close out positions. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. A Fund may write covered put and call options and purchase put and call options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or securities it intends to purchase. The Funds write only "covered" options. A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index or indexes upon which the options written by a Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, a Fund segregates with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The Funds' use of securities index options is subject to certain risks. A Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on securities indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in a Fund's portfolio securities. Consequently, a Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of a Fund's put options on the securities indexes. It is also possible that there may be a negative correlation between the index and a Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on securities indexes acquired by a Fund.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate. In such a case, a Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

With respect to 75% of its total assets, the Total Return Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations).

In addition, as a matter of fundamental policy, neither the Aggresive Equity Fund nor the Total Return Fund may:

(1) Invest for the purpose of exercising control or management of another issuer;

(2) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Funds may invest in the readily marketable securities of companies which own or deal in such things; purchase or sell commodities or commodities contracts (although it may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options);

(3) Underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(4) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(5) Participate on a joint or joint and several basis in any trading account in securities;

(6) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations), but the Aggressive Equity Fund MAY invest more than 25% of the value of its total assets in one or more sectors as described under the non-fundamental operating restrictions below;

(7) Make loans of money or securities, except that the Funds may invest in repurchase agreements; or

(8)      Issue senior securities, borrow money, or pledge its assets.

The Funds also have adopted a number of non-fundamental operating restrictions. These restrictions may be changed by the Trustees without shareholder approval.

Under these non-fundamental operating restrictions, the Aggressive Equity Fund may not make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security a Fund does not own. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

The Aggressive Equity Fund may not invest more than 25% of the value of its total assets in any one sector EXCEPT that the Aggressive Equity Fund may invest more than 25% of the value of its total assets in one or more of the following sectors: financial sector, healthcare sector, retail sector, and technology sector.

In addition, under the Funds' non-fundamental operating restrictions, neither the Aggressive Equity Fund nor the Total Return Fund may:

(1) Invest in the securities of any issuer if any of the officers or Trustees of the Trust or its investment advisor own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer;

(2) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(3) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation;

(4)      Invest in restricted securities; or

(5) Purchase foreign securities (except the Funds may purchase foreign securities sold as American Depository Receipts without limit).

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in a Fund's interest.

The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with the these policies and procedures, in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. In addition, the Advisor is authorized to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for each of the Funds will be made independently from those for the other Fund and any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to a Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

For the fiscal years ended September 30, 2004, 2003, and 2002, the Aggressive Equity Fund paid brokerage commissions of $17,104, $14,243, and $17,521, respectively; and the Total Return Fund paid brokerage commissions of $10,439, $11,327, and $11,829, respectively.


                                 NET ASSET VALUE

The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The net asset value per share of each Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of each Fund will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of a Fund's securities and other assets belonging to a Fund, subtracting the liabilities charged to a Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of a Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Assets belonging to a Fund are charged with the direct liabilities of a Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Funds' distributor, Capital Investment Group, Inc. ("Distributor"), or the Funds directly. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value.

The purchase price of shares of each Fund is the net asset value next determined after the order is received. Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price caculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price caluclated as of that time on the next business day.

Each Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economics can be achieved in sales of Fund shares.

Plans Under Rule 12b-1. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") for each of the Funds (see "Management of the Funds - The Distributor - Distribution Plans" in the Funds' Prospectus). Under the Plans, the Funds annually may expend a percentage of the average net asset value of the Funds' shares to finance any activity which is primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plans are 0.25% of the average net assets of each Fund's shares. Such expenditures paid as service fees to any person who sells shares of a Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plans to the Funds include improved shareholder servicing, savings to a Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by a Fund will be borne by such persons without any reimbursement from a Fund. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

From time to time,  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plans and the distribution agreement with the Distributor ("Distribution Agreement") have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Funds and that there is a reasonable likelihood of its providing a benefit to the Funds. The Trustees have made such a determination for the current year of operations under the Plans. The Plans, the Distribution Agreement, and any dealer agreement with any broker/dealers (each, a "Dealer Agreement") may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to a particular Fund, by a majority vote of that Fund's outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plans, with respect to a particular Fund must likewise be approved by a majority vote of the outstanding shares of that Fund, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Trustees for their review.

Payments under the Funds' 12b-1 Plans for the fiscal years ended September 30, 2004, 2003, and 2002 totaled $20,821, $9,697, and $9,069, respectively, for the
Aggressive Equity Fund; and $35,611, $21,121, and $16,786, respectively, for the Total Return Fund. These payments were spent primarily on compensation to broker-dealers for the sale of the Funds' shares.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; or (iv) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.


                            DESCRIPTION OF THE TRUST

The Trust, which is an unincorporated business trust organized under Delaware law on July 14, 2000, is an open-end investment management company. The Trust Instrument of the Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust Instrument currently provides for the shares of two series, The Hillman Aggressive Equity Fund and The Hillman Total Return Fund, both managed by Hillman Capital Management, Inc. of Annapolis, Maryland. Each Fund currently has only one class of shares. The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of each Fund will be fully paid and non-assessable.

The Trust Instrument provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including each Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year.

Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Funds declare a dividend in October, November, or December but pay it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees"), the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), and each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
        Name, Age,           held with   of Time          Principal Occupation(s)          Overseen by        Other Directorships
        and Address         Fund/Trust    Served            During Past 5 Years              Trustee            Held by Trustee
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
                                                          INDEPENDENT TRUSTEES
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Jack E. Brinson, 72         Trustee      Since      Retired    since    January    2000;        2       Independent Trustee of  the
                                         12/2000    Previously,    President,    Brinson                following - de  Leon  Funds
                                                    Investment       Co.       (personal                Trust for the one series of
                                                    investments) and President,  Brinson                that  trust;  Gardner Lewis
                                                    Chevrolet, Inc. (auto dealership).                  Investment  Trust  for  the
                                                                                                        three series of that trust;
                                                                                                        The  Nottingham  Investment
                                                                                                        Trust  II  for  the   seven
                                                                                                        series of  that  trust; New
                                                                                                        Providence Investment Trust
                                                                                                        for   the  one   series  of
                                                                                                        that trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series  of  that trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust for the one series of
                                                                                                        that   trust;   and   Merit
                                                                                                        Advisors  Investment  Trust
                                                                                                        for the one series of  that
                                                                                                        trust  (all  registered
                                                                                                        investment companies)
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Theo H. Pitt, Jr., 68       Trustee      Since      Senior Partner,  Community Financial        2       Independent Trustee  of the
                            and          12/2000    Institutions    Consulting,    Rocky                following  - de  Leon Funds
                            Chairman                Mount,  North  Carolina  since  1997                Trust for the one series of
                                                    and  Account  Administrator,  Holden                that  Trust;  Gardner Lewis
                                                    Wealth  Management Group of Wachovia                Investment  Trust  for the
                                                    Securities  (money  management firm)                three series of that trust;
                                                    since September 2003.                               MurphyMorris   Investment
                                                                                                        Trust for   the  one series
                                                                                                        of  that    trust;    Merit
                                                                                                        Advisors  Investment  Trust
                                                                                                        for the one series of  that
                                                                                                        trust; and  Merit  Advisors
                                                                                                        Investment Trust II for the
                                                                                                        one  series  of  that trust
                                                                                                        (all registered  investment
                                                                                                        companies)
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
                                                           INTERESTED TRUSTEE
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Mark A. Hillman, 42         Trustee      Since      President,      Hillman      Capital        2                     None
613 Third Street            and          12/2000    Management,     Inc.     (investment
Eastport Maritime Building  President               advisor to the  Funds);  previously,
Annapolis, MD  21403        (Principal              Chief  Investment  Officer,  Menocal
                            Executive               Capital Management, Inc.
                            Officer)
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Funds
------------------------------------------------------------------------------------------------------------------------------------

                                                                15

------------------------------------------------------------------------------------------------------------------------------------
                                                              OTHER OFFICERS
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Fletcher D. Perkins, 26     Treasurer    Since      Analyst,       Hillman       Capital       n/a                    n/a
613 Third Street            (Principal   12/2002    Management,    Inc.,   since   2002;
Eastport Maritime Building  Financial               Account Manager,  Netivity Solutions
Annapolis, MD  21403        Officer)                (computer   network   service)  from
                                                    01/2001  to   10/2001;   previously,
                                                    student, Saint Mary's College.
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
C. Frank Watson III, 34     Secretary    Since      President   and   Chief    Operating       n/a                    n/a
                                         12/2000    Officer since 1999,  The  Nottingham
                                                    Company    (administrator   to   the
                                                    Funds); previously,  Chief Operating
                                                    Officer, The Nottingham Company.
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Assistant  Vice            President-Compliance       n/a                    n/a
                            Secretary    Secretary  Administration,    The    Nottingham
                            and          since      Company.
                            Assistant    12/2000;
                            Treasurer    Assistant
                                         Treasurer
                                         since
                                         12/2002
--------------------------- ------------ ---------- ------------------------------------- ------------- ----------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met three times during the Funds' last fiscal year.

         Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Funds' last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Funds should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Funds is entitled to vote presents a conflict between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Advisor, principal underwriter or an affiliated person of the Funds, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Funds' last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in commection with any report of evidence of a material violatio of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agnets. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows the amount of the Funds' equity securities beneficially owned by the Trustees and the aggregate value of all of the Trustee's investments in equity securities of the Trust complex as of a valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

----------------------------- ----------------------- ------------ ---------------------------
      Name of Trustee                 Funds              Dollar     Aggregate Dollar Range of
                                                        Range of    Equity Securities in All
                                                         Equity     Funds Overseen or to be
                                                       Securities    Overseen by Trustee in
                                                         in the      Family of Investment
                                                          Fund          Companies*
----------------------------- ----------------------- ------------ ---------------------------
                                    INDEPENDENT TRUSTEES
----------------------------- ----------------------- ------------ ---------------------------
Jack E. Brinson               Aggressive Equity Fund       A
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
Theo H. Pitt, Jr.             Aggressive Equity Fund       A
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
                                     INTERESTED TRUSTEE
----------------------------- ----------------------- ------------ ---------------------------
Mark A. Hillman               Aggressive Equity Fund       C
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            C
----------------------------- ----------------------- ------------ ---------------------------
                                                                               D
----------------------------- ----------------------- ------------ ---------------------------

*Includes the two funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, the Independent Trustees and/or their immediate family members owned no securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Funds ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Funds and the basic future strategy of the Advisor with regard to the Funds. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Funds. In evaluating whether to renew and continue the Advisory Agreement for the Funds, the Trustees reviewed the information and materials provided by the Advisor. The Trustees also reviewed other materials and comparative reports provided by the Funds' other service providers, including the Funds' legal counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Funds; (iv) overall expenses of the Funds including certain fee waivers by the Advisor and other service providers on behalf of the Funds; (v) the financial condition of the Advisor and level of commitment by principals of the Advisor; and (vi) the Advisor's investment strategies for the Funds.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Funds: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Funds' expense ratio as compared to similar funds were reasonable and fair; (iii) that the Trustees were satisfied with the Advisor's services, personnel and investment strategies; and (iv) that it was in the best interests of the Trust and the Funds to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, approved the renewal and continuation of the Advisory Agreement for the Funds for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                              Compensation Table *

-----------------------------  ------------------  ---------------------  --------------------  ----------------------
                                                          Pension
                                   Aggregate             Retirement                                    Total
                                  Compensation        Benefits Accrued       Estimated Annual        Compensation
                                  from each of        As Part of Fund         Benefits Upon       from the Trust Paid
      Name of Trustee             the  Funds **          Expenses              Retirement            to Trustees**
-----------------------------  ------------------  ---------------------  --------------------  ----------------------
Jack E. Brinson                     $1,700                 None                  None                  $3,400
-----------------------------  ------------------  ---------------------  --------------------  ----------------------
Theo H. Pitt, Jr.                   $1,700                 None                  None                  $3,400
-----------------------------  ------------------  ---------------------  --------------------  ----------------------

 * Figures are for the fiscal year ended September 30, 2004.
** Each of the Trustees serves as a Trustee to the two Funds of the Trust.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Funds file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. Each Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Funds at 1-800-773-3863. This information is also available on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of November 26, 2004, the Trustees and officers of the Trust, as a group, owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Aggressive Equity Fund and the Total Return Fund, respectively. On that same date, the following shareholder(s) owned of record more than 5% of the outstanding shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of November 26, 2004.


                             AGGRESSIVE EQUITY FUND

Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership                         Percent
----------------                                 --------------------                         -------
Charles Schwab & Co, Inc.                         266,178.100 Shares                          21.58 %
Special Custody Account For The
Benefit Of Our Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, California 94104

                                TOTAL RETURN FUND


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership                         Percent
----------------                                 --------------------                         -------
Charles Schwab & Co, Inc.                         350,438.840 Shares                          23.74 %
Special Custody Account For The
Benefit Of Our Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, California 94104

NFSC Account                                      110,541.910 Shares                           7.49 %
FBO James D. Nicoll
1855 Kingswood Road
Buffalo Jct, Virginia 24529

NFSC Account                                       81,144.167 Shares                           5.50 %
FEBO Dorothy F. Long, Trustee
Long Survivors Trust
6290 Red Fox Estates Court
Springfield, Virginia 22152-2235

Investment Advisor. Information about Hillman Capital Management, Inc., 613 Third Street, Eastport Maritime Building, Annapolis, Maryland 21403, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor is controlled by Mark A. Hillman, a Trustee and officer of the Trust who owns approximately 75% of the Advisor's outstanding voting securities. The Advisor supervises the Funds' investments pursuant to the Advisory Agreement. The Advisory Agreement was effective for an initial two-year period and is currently renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of a Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60-days' notice by the Funds (as approved by the Trustees or by vote of a majority of a Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of each Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Aggressive Equity Fund and the Total Return Fund is Mark A. Hillman, President of the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Monthly compensation of the Advisor with regards to the Aggressive Equity Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%. For the fiscal years ended September 30, 2004, 2003, and 2002, the Advisor received $49,835 (after waivers of $33,450), $19,231 (after waivers of $19,557), and $18,367 (after waivers of $17,909), respectively, for its services to the Fund.

Monthly compensation of the Advisor with regards to the Total Return Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%. For the fiscal years ended September 30, 2004, 2003, and 2002, the Advisor received $93,937 (after waivers of $48,507), $61,919 (after waivers of $22,564), and
$50,572 (after waivers of $16,573), respectively, for its services to the Fund.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Funds: (i) procures on behalf of, and coordinates with, the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities, and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law;
(v) assists the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assist in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.

Compensation of the Administrator, based upon the average daily net assets of the Aggressive Equity Fund and the Total Return Fund for fund administration, is at the annual rate of 0.125% on the first $50 million of each of the Funds' net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million with a minimum fund administration fee of $2,000 per month per fund. The Administrator also will receive a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for each of the Funds, with an additional $750 per month for each additional class of shares of the Funds, and an annual asset based fee of one basis point for each of the Funds. For the fiscal year ended September 30, 2004, the Administrator voluntarily waived its fund administration fees and received $15,713 (after waivers of $12,120) in fund accounting fees from the Aggressive Equity Fund. For the fiscal years ended September 30, 2003 and 2002, the Administrator voluntarily waived its fund administration fees and fund accounting fees for the Aggressive Equity Fund. For the fiscal year ended September 30, 2004, the Administrator received $6,078 (after waivers of $11,727) in fund administration fees and received $27,000 (after waivers of $1,424) in fund accounting fees from the Aggressive Equity Fund. For the fiscal year ended September 30, 2003, the Administrator voluntarily waived its fund administration fees and received $9,000 (after waivers of $18,820) in fund accounting fees from the Total Return Fund. For the fiscal year ended September 30, 2002, the Administrator voluntarily waived its fund administration fees and fund accounting fees for the Total Return Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800 ($400 per month). The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund, plus an additional $500 per month for each additional class of shares. The Transfer Agent voluntarily waived this fee for the Aggresive Equity Fund and received $18,000 (after waivers of $1,750) of this fee from the Total Return Fund for the fiscal year ended September 30, 2004. The Transfer Agent voluntarily waived this fee for the Aggresive Equity Fund and received $6,000 (after waivers of $1,016) of this fee from the Total Return Fund for the fiscal year ended September 30, 2003. The Transfer Agent voluntarily waived this fee for each of the Funds for the fiscal year ended September 30, 2002. Because the Transfer Agent owns in excess of 5% of the Advisor, the Transfer Agent is considered an affilate of the Advisor.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to the Distribution Agreement approved by the Trustees.

In this regard, the Distributor has agreed, at its own expense, to qualify as a broker-dealer under all applicable federal or state laws in those states which either Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for that Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request and maintains records in connection with its duties as custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of a Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as the independent registered public accounting firm for the Funds, audits the annual financial statements of the Funds, prepares the Funds' federal, state and excise tax returns, and consults with the Funds on matters of accounting and federal and state income taxation.

The independent registered public accounting firm will audit the financial statements of each Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Funds.


                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their accounts as often as they wish. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking accounts. With shareholder authorization and bank approval, the relevant Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing a Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity to electronically deposit the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Funds - Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon 60 days' written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-773-3863, or by writing to:

                        Hillman Capital Management Funds
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the particular Fund. The acceptance of such securities is at the sole discretion of the Advisor, based upon the suitability of the securities accepted for inclusion as a long term investment of a Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Funds - Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving securities would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (i) a Fund's name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of each Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of each Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of each Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Funds' performance for any specified period in the future.

Each Fund may also compute the "cumulative total return" of the Fund, which represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the return is aggregated, rather than annualized. The Funds may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Funds' performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes on distributions of the Aggressive Equity Fund for the one-year period ended September 30, 2004 and the period since December 29, 2000, date of initial public investment in the Funds ("Inception"), through September 30, 2004 were 22.82% and 4.68%, respectively. The cumulative total return before taxes on distributions of the Aggressive Equity Fund since Inception through September 30, 2004 was 18.74%. The average annual total returns after taxes on distributions of the Aggressive Equity Fund for the one-year period ended September 30, 2004 and the period since Inception through September 30, 2004 were 22.79% and 4.63%, respectively. The cumulative total return after taxes on distributions of the Aggressive Equity Fund since Inception through September 30, 2004 was 18.55%. The average annual total returns after taxes on distributions and sale of shares of the Aggressive Equity Fund for the one-year period ended September 30, 2004 and the period since Inception through September 30, 2004 were 14.83% and 3.98%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Aggressive Equity Fund since Inception through September 30, 2004 was 15.80%.

The average annual total returns before taxes on distributions of the Total Return Fund for the one-year period ended September 30, 2004 and the period since Inception through September 30, 2004 were 13.63% and 5.17%, respectively. The cumulative total return before taxes on distributions of the Total Return Fund since Inception through September 30, 2004 was 20.84%. The average annual total returns after taxes on distributions of the Total Return Fund for the one-year period ended September 30, 2004 and the period since Inception through September 30, 2004 were 13.33% and 4.73%, respectively. The cumulative total return after taxes on distributions of the Total Return Fund since Inception through September 30, 2004 was 18.97%. The average annual total returns after taxes on distributions and sale of shares of the Total Return Fund for the one-year period ended September 30, 2004 and the period since Inception through September 30, 2004 were 8.86% and 4.16%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Total Return Fund since Inception through September 30, 2004 was 16.53%.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Total Return Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds, such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in a Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements of each of the Funds for the fiscal year ended September 30, 2004, including the financial highlights appearing in the Annual Reports to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS


The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of the securities in which the Funds may invest should be reviewed quarterly and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B - Obligations rated B are considered speculative and are subject to high credit risk.

     Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

     Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation
     o f credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy; and

     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Hillman Capital Management Investment Trust ("Trust") and each of its series of shares, the Hillman Aggressive Equity Fund and the Hillman Total Return Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

          The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

          The Board believes that Hillman Capital Management, Inc. ("Advisor"), as the Funds' investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

          (i)  to make the proxy voting decisions for each Fund; and
          (ii) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

          The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C.   Conflicts

          In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)    The name of the issuer of the portfolio security;
          (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
          (iii)  The  Council  on  Uniform  Security   Identification Procedures
                 ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
          (iv)   The shareholder  meeting date;
          (v)    A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii)  Whether the Fund cast its vote on the matter;
          (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)   Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;
     (ii) Proxy statements received regarding each Fund's securities;
     (iii) Records of votes cast on behalf of each Fund; and
     (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

          The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

          The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.



Adopted as of this 17th day of June, 2003.

                        Hillman Capital Management, Inc.

            Amended and Restated Proxy Voting Policies and Procedures


Hillman Capital Management, Inc. (the "Adviser") shall vote proxies related to securities held by mutual funds for which we serve as the investment adviser in the best interest of our clients. All references in these Proxy Voting Policies and Procedures are limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies.

The Adviser's authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission ("SEC") governing advisers, our proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts.

The Investment Advisers Act of 1940, as amended (the "Advisers Act"), requires us to act solely in the best interest of our clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

     o maintain or strengthen the shared interests of stockholders and management;
     o    increase shareholder value; and
     o    maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above interests. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where the means are threatened, must not be compromised.

We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, our voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

We believe that proposals addressing strictly social or political issues are not relevant to the goal of maximizing the return on funds under our management. We will generally vote against such proposals, but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.

We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

We (and our employees) and/or an independent third party provider shall vote in a prudent and timely fashion, only after careful evaluation of the issue(s) presented on the ballot.

We review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a "potential conflict"). We perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If we determine that a potential conflict may exist, it shall be reported to our Proxy Voting

Committee, consisting of Mark A. Hillman, Alec S. Graham, Sean M. Greely, and Fletcher D. Perkins. The Proxy Voting Committee shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the Proxy Voting Committee may resolve a potential conflict in any of the following manners:

     o If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, we may vote the proxy in accordance with such pre-determined policies and guidelines; provided that such pre-determined policy involves little discretion on our part;
     o We may disclose the potential conflict to our clients and obtain the consent of each of our clients before voting such securities pro-rata in accordance with the interests of our clients; or
     o We may engage an independent third-party to determine how the proxy should be voted.

We will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of our senior portfolio managers actually knew or reasonably should have known of the potential conflict.

We may abstain from voting a client proxy if we conclude that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

We may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we will weigh the costs and benefits of voting proxy proposals and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client's investment and whether this expected effect would outweigh the cost of voting.

To the extent each of The Hillman Total Return Fund or The Hillman Aggressive Equity Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the Adviser will vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.

Unless otherwise directed by a client in writing, we are responsible for voting all proxies related to securities that we manage for clients with respect to which we have accepted proxy voting responsibility in writing. A client may from time to time direct us in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.

We shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request. We shall keep the following records in an easily accessible place for a period of at least five years, the first two years in our offices:

     o    Our Proxy Voting Policies and Procedures;
     o Proxy statements received for client securities (we may rely on filings made on the Securities and Exchange Commission's EDGAR system to maintain this record);
     o    Records of each vote cast on behalf of clients;
     o Records of written client requests for proxy voting information and any written responses by us to any client requests for such information; and
     o Documents prepared by us that were material to making a proxy voting decision or that memorialized the basis for a voting decision.

Clients should contact us in writing to obtain information about how we voted proxies with respect to their securities and to request a copy of our Proxy Voting Policies and Procedures at:

         Hillman Capital Management
         613 Third Street
         Annapolis, MD 21403

Our Proxy Voting Policies and Procedures will be reviewed annually. The Proxy Voting Committee will review present procedures and past decisions with the aim of developing the most coherent and understandable proxy voting policy possible. We believe that a careful and continually evolving policy is indispensable to the task of discharging our fiduciary duties as an investment advisor.

These Proxy Voting Policies and Procedures may be amended at any time by the Adviser, provided that material changes that affect proxy voting for The Hillman Aggressive Equity Fund or The Hillman Total Return Fund shall be ratified by the Board of Trustees of such fund within four (4) months of adoption by the Adviser.



Adopted as of this 14th day of September, 2004


/s/ Mark A. Hillman
______________________________
Mark A. Hillman, President

________________________________________________________________________________



                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report



                      FOR THE YEAR ENDED SEPTEMBER 30, 2004



                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Aggressive Equity Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, investment advisor risk, management style risk, non-diversified status risk and sector focus risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[PIE CHART HERE:]

Asset Allocations as of September 30, 2004 (% of total net assets)



Aerospace / Defense - 9.37%
Auto  Manufacturers  - 5.05%
Commercial  Services - 4.85%
Computers - 10.27%
Electric - 4.56%
Food - 4.85%
Healthcare  Services - 10.29%
Miscellaneous Manufacturing - 4.93%
Real Estate Investment Trusts - 9.95%
Retail - 10.50%
Telecommunications  - 19.77%
Transportation - 5.21%
Investment Company - 2.37%

--------------------------------------------------------------------------------

[HILLMAN CAPITAL MANAGEMENT, INC. LETTERHEAD]


                                                     November 24, 2004


Dear Shareholder of The Hillman Aggressive Equity Fund:

     Enclosed please find the annual report for The Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2004. For the third year in a row the Fund outperformed the S&P 500 Total Return Index (the "S&P 500"). The Fund achieved a total return of 22.8% versus the 13.9%1 total return of the S&P 500 for the year ended September 30, 2004 and an average annual return of 4.7% and a total return of 18.7% since the Fund's inception on December 29, 2000 versus the negative 2.9%1 average annual return and negative 10.3%1 total return of the S&P 500 since the Fund's inception.

     Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the portfolios of securities comprising the S&P 500 versus the Fund and strong returns from companies held by the Fund including Aetna (+63.8%^1), LabCorp (+52.9%^1) and Motorola (+52.5%^1)^2, among others.

     Under CEO Dr. John Rowe, Aetna continued to rebuild its business by trimming unprofitable segments and returning to healthcare enrollment growth. With its new, singular focus we expect Aetna to continue as a leading managed health care player and leave its old, slow growing, multi-line insurance model behind.

     LabCorp is the second largest independent clinical lab in the United States and a leader in esoteric testing. Because of its size it enjoys tremendous economies of scale over smaller competitors and also maintains one of the strongest balance sheets in the medical testing industry. We anticipate LabCorp will continue to utilize its scale and take advantage of an aging population and an increased focus on preventative testing to fuel further growth.

     After a management shakeup where Ed Zander, formerly of Sun Microsystems, was appointed CEO, Motorola has been able to execute a much more efficient and profitable business plan. Through the spinoff of its semiconductor unit, FreeScale, and improved products in the cellular handset marketplace, Motorola has seen dramatic appreciation in its stock price.

     We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk and hope to outperform the market over time.

     We urge our investors to invest prudently. We believe the long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of the cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman
                                            President
                                            Hillman Capital Management, Inc.








^1 Source: Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
^2 These securities represented 5.57%, 4.72%, and 5.01%, respectively, of the Fund's net assets as of September 30, 2004 and the total returns indicated reflect performance for the twelve-month period ended September 30, 2004 with respect to Aetna and Motorola and for the period October 2, 2003 (date the Fund purchased the security) through September 30, 2004 for LabCorp.

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2004

--------------------------------------------------------------------------------
              The Hillman Aggressive              S&P 500 Total
                  Equity Fund                     Return Index
--------------------------------------------------------------------------------
 12/29/2000         $10,000                        $10,000
  3/31/2001           8,390                          8,814
  6/30/2001           9,570                          9,330
  9/30/2001           7,500                          7,961
 12/31/2001           8,950                          8,811
  3/31/2002           9,450                          8,836
  6/30/2002           8,610                          7,652
  9/30/2002           6,550                          6,330
 12/31/2002           7,070                          6,864
  3/31/2003           7,060                          6,648
  6/30/2003           9,080                          7,671
  9/30/2003           9,668                          7,874
 12/31/2003          10,963                          8,833
  3/31/2004          11,555                          8,983
  6/30/2004          11,796                          9,137
  9/30/2004          11,874                          8,967

This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                 ---------------- -----------------------------
                      One Year        Since Date of Initial
                                   Public Investment (12/29/00)
                 ---------------- -----------------------------
                       22.82%                 4.68%
                 ---------------- -----------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (Date
     of  Initial  Public  Investment).   All  dividends  and  distributions  are
     reinvested.

>> At September 30, 2004, the value of the Fund would have increased to $11,874 - a cumulative total investment return of 18.74% since December 29, 2000.

>> At September 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,967 - a cumulative total investment return of (10.33)% since December 29, 2000.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.60%

Aerospace / Defense - 9.37%
     Goodrich Corporation ....................................................                     18,300              $    573,888
     The Boeing Company ......................................................                     10,400                   536,848
                                                                                                                       ------------
                                                                                                                          1,110,736
                                                                                                                       ------------
Auto Manufacturers - 5.05%
     General Motors Corporation ..............................................                     14,100                   598,968
                                                                                                                       ------------

Commercial Services - 4.85%
     Cendant Corporation .....................................................                     26,600                   574,560
                                                                                                                       ------------

Computers - 10.27%
  (a)EMC Corporation .........................................................                     52,400                   604,696
     Hewlett-Packard Company .................................................                     32,700                   613,125
                                                                                                                       ------------
                                                                                                                          1,217,821
                                                                                                                       ------------
Electric - 4.56%
     American Electric Power Co. Inc. ........................................                     16,900                   540,124
                                                                                                                       ------------

Food - 4.85%
     Whole Foods Market Inc. .................................................                      6,700                   574,793
                                                                                                                       ------------

Healthcare Services - 10.29%
     Aetna Inc. ..............................................................                      6,600                   659,538
  (a)Laboratory Corp. of America Holdings ....................................                     12,800                   559,616
                                                                                                                       ------------
                                                                                                                          1,219,154
                                                                                                                       ------------
Miscellaneous Manufacturing - 4.93%
     General Electric Company ................................................                     17,400                   584,292
                                                                                                                       ------------

Real Estate Investment Trusts - 9.95%
     Equity Office Properties Trust ..........................................                     21,400                   583,150
  (a)Host Marriot Corp. ......................................................                     42,500                   596,275
                                                                                                                       ------------
                                                                                                                          1,179,425
                                                                                                                       ------------
Retail - 10.50%
     Outback Steakhouse Inc. .................................................                     14,700                   610,491
     Sears, Roebuck and Company ..............................................                     15,900                   633,615
                                                                                                                       ------------
                                                                                                                          1,244,106
                                                                                                                       ------------
Telecommunications - 19.77%
  (a)Corning Incorporated ....................................................                     52,100                   577,268
     Motorola Incorporated ...................................................                     32,900                   593,516
     SBC Communications Inc. .................................................                     22,700                   589,065
     Verizon Communications Inc. .............................................                     14,800                   582,824
                                                                                                                       ------------
                                                                                                                          2,342,673
                                                                                                                       ------------


                                                                                                                       (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 5.21%
           FedEx Corporation ..................................................                     7,200              $    616,968
                                                                                                                       ------------

           Total Common Stocks (Cost $10,109,063) .............................                                          11,803,620
                                                                                                                       ------------

INVESTMENT COMPANY - 2.37%

      Evergreen Select Money Market Fund Class I #495 .........................                   280,343                   280,343
           (Cost $280,343)                                                                                             ------------



Total Value of Investments (Cost $10,389,406 (b)) .............................                    101.97 %            $ 12,083,963
Liabilities in Excess of Other Assets .........................................                     (1.97)%                (233,085)
                                                                                                                       ------------
      Net Assets ..............................................................                    100.00 %            $ 11,850,878
                                                                                               ==========              ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $10,399,022. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


                Aggregate gross unrealized appreciation .........................................                      $  1,795,112
                Aggregate gross unrealized depreciation .........................................                          (110,171)
                                                                                                                       ------------

                         Net unrealized appreciation ............................................                      $  1,684,941
                                                                                                                       ============
















See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004


ASSETS
      Investments, at value (cost $10,389,406) ........................................................                $ 12,083,963
      Cash ............................................................................................                         585
      Income receivable ...............................................................................                      24,781
      Receivable for fund shares sold .................................................................                       2,740
      Other assets ....................................................................................                       6,834
                                                                                                                       ------------

           Total assets ...............................................................................                  12,118,903
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,162
      Payable for investment purchases ................................................................                     245,863
                                                                                                                       ------------

           Total liabilities ..........................................................................                     268,025
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,002,971 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 11,850,878
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($11,850,878 / 1,002,971 shares) ................................................................                $      11.82
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,214,611
      Undistributed net investment income .............................................................                      24,820
      Accumulated net realized loss on investments ....................................................                     (83,110)
      Net unrealized appreciation on investments ......................................................                   1,694,557
                                                                                                                       ------------
                                                                                                                       $ 11,850,878
                                                                                                                       ============



















See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2004


NET INVESTMENT INCOME

      Income
           Dividends ....................................................................................              $    177,573
                                                                                                                       ------------


           Investment advisory fees (note 2) ............................................................                    83,285
           Fund administration fees (note 2) ............................................................                    10,411
           Distribution and service fees (note 3) .......................................................                    20,821
           Custody fees (note 2) ........................................................................                     4,776
           Fund accounting fees (note 2) ................................................................                    27,833
           Audit and tax preparation fees ...............................................................                    15,000
           Legal fees ...................................................................................                    11,824
           Securities pricing fees ......................................................................                     1,762
           Other accounting fees (note 2) ...............................................................                    13,589
           Shareholder servicing expenses ...............................................................                     1,815
           Registration and filing expenses .............................................................                    14,167
           Printing expenses ............................................................................                       644
           Trustee fees and meeting expenses ............................................................                     5,007
           Other operating expenses .....................................................................                     3,995
                                                                                                                       ------------

               Total expenses ...........................................................................                   214,929

               Less:
                    Investment advisory fees waived (note 2) ............................................                   (33,450)
                    Fund administration fees waived (note 2) ............................................                   (10,411)
                    Fund accounting fees waived (note 2) ................................................                   (12,120)
                    Other accounting fees waived (note 2) ...............................................                   (13,589)
                                                                                                                       ------------

               Net expenses .............................................................................                   145,359
                                                                                                                       ------------

                    Net investment income ...............................................................                    32,214
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    94,656
      Change in unrealized appreciation on investments ..................................................                 1,201,704
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,296,360
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,328,574
                                                                                                                       ============






See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,



                                                                                ---------------------------------------------------
                                                                                                2004                       2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS


         Net investment income ..............................................               $     32,214               $     20,446
         Net realized gain (loss) from investment transactions ..............                     94,656                    (87,727)
         Change in unrealized appreciation on investments ...................                  1,201,704                  1,567,764
                                                                                            ------------               ------------

              Net increase in net assets resulting from operations ..........                  1,328,574                  1,500,483
                                                                                            ------------               ------------

     Distributions to shareholders from
         Net investment income ..............................................                     (7,527)                   (20,313)
                                                                                            ------------               ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                  5,373,150                    699,170
                                                                                            ------------               ------------

                     Total increase in net assets ...........................                  6,694,197                  2,179,340

NET ASSETS

     Beginning of year ......................................................                  5,156,681                  2,977,341
                                                                                            ------------               ------------
     End of year  (including undistributed net investment income                            $ 11,850,878               $  5,156,681
                    of $24,820 in 2004 and $133 in 2003.)                                   ============               ============


(a) A summary of capital share activity follows:

                                                          -------------------------------------------------------------------------
                                                                        2004                                      2003

                                                              Shares              Value                Shares              Value
                                                          -------------------------------------------------------------------------

Shares sold .............................................       584,052       $  6,700,855               102,327       $    855,268

Shares issued for reinvestment of distributions .........           624              7,383                 1,049             10,105
                                                           ------------       ------------          ------------       ------------

                                                                584,676          6,708,238               103,376            865,373

Shares redeemed .........................................      (117,306)        (1,335,088)              (22,651)          (166,203)
                                                           ------------       ------------          ------------       ------------

     Net increase .......................................       467,370       $  5,373,150                80,725       $    699,170
                                                           ============       ============          ============       ============





See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years ended September 30,          Period ended
                                                                                                                    September 30,
                                                                          2004         2003             2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................   $      9.63    $      6.55      $      7.51    $     10.00

     Income (loss) from investment operations
        Net investment income (loss) .............................          0.03           0.04            (0.04)         (0.12)
        Net realized and unrealized gain (loss) on investments ...          2.17           3.08            (0.92)         (2.37)
                                                                     -----------    -----------      -----------    -----------

           Total from investment operations ......................          2.20           3.12            (0.96)         (2.49)
                                                                     -----------    -----------      -----------    -----------

     Distributions to shareholders from
        Net investment income ....................................         (0.01)         (0.04)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ...................................   $     11.82    $      9.63      $      6.55    $      7.51
                                                                     ===========    ===========      ===========    ===========

Total return .....................................................         22.82%         47.60%          (12.67)%       (25.00)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
     Net assets, end of period ...................................   $11,850,878    $ 5,156,681      $ 2,977,341    $ 2,863,908
                                                                     ===========    ===========      ===========    ===========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............          2.58 %         3.93 %           4.06 %         6.32 %(b)
        After expense reimbursements and waived fees .............          1.75 %         2.10 %           2.12 %         3.90 %(b)

     Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ............         (0.45)%        (1.30)%          (2.41)%        (4.96)%(b)
        After expense reimbursements and waived fees .............          0.39 %         0.53 %          (0.46)%        (2.53)%(b)

     Portfolio turnover rate .....................................         37.80 %        41.37 %          67.29 %        52.56 %

(a) From the period from December 29, 2000 (Date of Initial  Public  Investment) to September 30, 2001.

(b) Annualized.












See accompanying notes to financial statements

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Aggressive Equity Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $48,357, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.







                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $33,450 ($0.05 per share) for the year ended September 30, 2004. There can be no assurance that the foregoing fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $10,411 in administrative fees, $13,589 in other accounting fees and $12,120 in fund accounting fees for the year ended September 30, 2004. There can be no assurance that the foregoing fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $20,821 in distribution and service fees under the Plan for the year ended September 30, 2004.



                                                                    (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning           Ending
                                          Total      Account Value      Account Value      Expenses Paid
                                         Return     October 1, 2003   September 30, 2004   During Period*
                                         ------     ---------------   ------------------   --------------
Actual return of                          22.82%    $      1,000.00   $         1,228.20   $        19.50
Hypothetical return before expreses of     5.00%    $      1,000.00   $         1,032.50   $        17.78

* Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $8,497,286 and $3,117,707, respectively, for the year ended September 30, 2004.










                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website, beginning with the December 31, 2004 reports, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $3,400 during the fiscal year ended September 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.















                                                                     (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                         September 30, 2004
                                                             (Unaudited)

----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                            in Fund
                        Position(s)                                                         Complex
      Name, Age,         held with     Length of Time      Principal Occupation(s)        Overseen by         Other Directorships
     and Address         Fund/Trust        Served            During Past 5 Years            Trustee             Held by Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                        Independent Trustees
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Jack E. Brinson, 72     Trustee       Since 12/2000    Retired   since   January  2000;        2        Independent Trustee  of  the
                                                       Previously,  President,  Brinson                 following - de  Leon   Funds
                                                       Investment     Co.     (personal                 Trust for the one series  of
                                                       investments)    and   President,                 that  trust;  Gardner  Lewis
                                                       Brinson  Chevrolet,  Inc.  (auto                 Investment  Trust  for  the
                                                       dealership)                                      three series of that  trust;
                                                                                                        The  Nottingham   Investment
                                                                                                        Trust   II   for  the  seven
                                                                                                        series  of  that  trust; New
                                                                                                        Providence  Investment Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;     MurphyMorris
                                                                                                        Investment Trust for the one
                                                                                                        series of that trust;  Merit
                                                                                                        Advisors  Investment   Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;  and  Merit  Advisors
                                                                                                        Investment Trust II for  the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Theo H. Pitt, Jr., 68   Trustee and   Since 12/2000    Senior    Partner,     Community        2        Independent  Trustee  of the
                        Chairman                       Financial           Institutions                 following  - de  Leon  Funds
                                                       Consulting,  Rocky Mount,  North                 Trust for the one series  of
                                                       Carolina  since 1997 and Account                 that  Trust;  Gardner  Lewis
                                                       Administrator,   Holden   Wealth                 Investment   Trust  for  the
                                                       Management   Group  of  Wachovia                 three series of  that trust;
                                                       Securities   (money   management                 MurphyMorris    Investment
                                                       firm) since September 2003.                      Trust for the one series  of
                                                                                                        that    Merit     Advisors
                                                                                                        Investment Trust for  the
                                                                                                        one series   of that  trust;
                                                                                                        and       Merit    Advisors
                                                                                                        Investment  Trust  II  for
                                                                                                        the one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                         Interested Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Mark A. Hillman, 42     Trustee and   Since 12/2000    President,    Hillman    Capital        2                     None
613 Third Street        President                      Management,   Inc.   (investment
Eastport Maritime       (Principal                     advisor    of    the     Funds);
Building                Executive                      previously,   Chief   Investment
Annapolis, MD  21403    Officer)                       Officer,     Menocal     Capital
                                                       Management, Inc.
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Fletcher D. Perkins, 26 Treasurer     Since 12/2002    Analyst,     Hillman     Capital       n/a                     n/a
26                      (Principal                     Management,  Inc.,  since  2002;
613 Third Street        Financial                      Account    Manager,     Netivity
Eastport Maritime       Officer)                       Solutions    (computer   network
Building                                               service)    from    01/2001   to
Annapolis, MD  21403                                   10/2001;  previously,   student,
                                                       Saint Mary's College
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
C. Frank Watson III, 34  Secretary    Since            President  and  Chief  Operating       n/a                     n/a
                                      12/2000          Officer    since    1999,    The
                                                       Nottingham               Company
                                                       (administrator  to  the  Funds);
                                                       previously,    Chief   Operating
                                                       Officer, The Nottingham Company
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Julian G. Winters, 35   Assistant     Assistant        Vice        President-Compliance       n/a                     n/a
                        Secretary     Secretary since  Administration,  The  Nottingham
                        and           12/2000;         Company
                        Assistant     Assistant
                        Treasurer     Treasurer since
                                      12/2002
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------

                                                           Deloitte & Touche LLP
                                                      Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                            www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
   Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 2, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report



                      FOR THE YEAR ENDED SEPTEMBER 30, 2004



                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Total Return Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[PIE CHART HERE]

Common Stocks - 78.78%

        Aerospace / Defense - 3.61%
        Apparel - 1.90%
        Auto Manufacturers - 1.85%
        Biotechnology - 1.37%
        Chemicals - 1.48%
        Commercial Services - 1.38%
        Computers - 2.87%
        Electric Companies - 3.39%
        Financial Services - 3.16%
        Food - 6.57%
        Hand / Machine Tools - 2.42%
        Healthcare Services - 4.57%
        Lodging - Hotels - 2.10%
        Media - 3.16%
        Miscellaneous Manufacturing - 3.54%
        Pharmaceutical - 1.45%
        Real Estate Investment Trusts - 7.77%
        Restaurant - 6.47%
        Retail - 6.86%
        Software - 1.80%
        Telecommunications - 9.22%
        Transportation - 1.84%
        U.S. Government Obligations - 3.56%
        Corporate Obligations - 8.64%

[HILLMAN CAPITAL MANAGEMENT, INC. LETTERHEAD]



                                                     November 24, 2004


Dear Shareholder of The Hillman Total Return Fund:

     Enclosed please find the annual report for The Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2004. The Fund achieved a total return of 13.6% versus the 13.9%1 total return of the S&P 500 Total Return Index (the "S&P 500") for the year ended September 30, 2004 and an average annual return of 5.2% and a total return of 20.8% since the Fund's inception on December 29, 2000 versus the negative 2.9%1 average annual return and negative 10.3%1 total return of the S&P 500 since the Fund's inception.

     Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the portfolios of securities comprising the S&P 500 versus the Fund and strong returns from companies held by the Fund including Aetna (63.8%1), LabCorp (48.6%1) and Motorola (52.5%1)2, among others.

     Under CEO Dr. John Rowe, Aetna continued to rebuild its business by trimming unprofitable segments and returning to healthcare enrollment growth. With its new, singular focus we expect Aetna to continue as a leading managed health care player and leave its old, slow growing, multi-line insurance model behind.

     LabCorp is the second largest independent clinical lab in the United States and a leader in esoteric testing. Because of its size it enjoys tremendous economies of scale over smaller competitors and also maintains one of the strongest balance sheets in the medical testing industry. We anticipate LabCorp will continue to utilize its scale and take advantage of an aging population and an increased focus on preventative testing to fuel further growth.

     After a management shakeup where Ed Zander, formerly of Sun Microsystems, was appointed CEO, Motorola has been able to execute a much more efficient and profitable business plan. Through the spinoff of its semiconductor unit, FreeScale, and improved products in the cellular handset marketplace, Motorola has seen dramatic appreciation in its stock price.

     We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued in our effort to help clients participate in market advances without unreasonable risk and outperform the market over time.

     In addition to following our equity discipline we were also able to take advantage of positive equity returns by decreasing fixed income holdings. As a percentage of the total net assets of the Fund, equity holdings increased from 67.9% to 78.7% while fixed income holdings dropped from 22.7% to 12.3% as of September 30, 2004. Going forward we believe the Fund is structured to take advantage of the equity markets as excesses of the late 1990's continue to be worked through the economy while also enjoying the positive yields of fixed income investments.

     We urge our investors to invest prudently. We believe the long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                               Sincerely yours,

                                               /s/ Mark A. Hillman

                                               Hillman Capital Management, Inc.








^1 Source: Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
^2 These securities represented 2.60%,1.96%, and 1.94%, respectively, of the Fund's net assets as of September 30, 2004 and the total returns indicated reflect performance for the twelve-month period ended September 30, 2004 with respect to Aetna and Motorola and for the period October 15, 2003 (date the Fund purchased the security) through September 30, 2004 for LabCorp.

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

  For the period from December 29, 2000 (Date of Initial Public Investment) to
                               September 30, 2004


--------------------------------------------------------------------------------
                    The Hillman Total Return Fund     S&P 500 Total Return Index
--------------------------------------------------------------------------------
     12/29/2000              $10,000                        $10,000
      3/31/2001                9,250                          8,814
      6/30/2001                9,930                          9,330
      9/30/2001                8,750                          7,961
     12/31/2001                9,902                          8,811
      3/31/2002               10,475                          8,836
      6/30/2002               10,063                          7,652
      9/30/2002                8,614                          6,330
     12/31/2002                9,136                          6,864
      3/31/2003                9,053                          6,648
      6/30/2003               10,313                          7,671
      9/30/2003               10,635                          7,874
     12/31/2003               11,565                          8,833
      3/31/2004               12,044                          8,983
      6/30/2004               11,981                          9,137
      9/30/2004               12,084                          8,967


This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

                   --------------- ---------------------------

                        One Year     Since 12/29/00 (Date of
                                  Initial Public Investment
                   --------------- ---------------------------
                        13.63%             5.17%
                   --------------- ---------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (Date
     of  Initial  Public  Investment).   All  dividends  and  distributions  are
     reinvested.

>> At September 30, 2004, the value of the Fund would have increased to $12,084 - a cumulative total investment return of 20.84% since December 29, 2000.

>> At September 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,967 - a cumulative total investment return of (10.33)% since December 29, 2000.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 78.78%

Aerospace / Defense - 3.61%
     Goodrich Corporation ....................................................                      8,300              $    260,288
     The Boeing Company ......................................................                      5,700                   294,234
                                                                                                                       ------------
                                                                                                                            554,522
                                                                                                                       ------------
Apparel - 1.90%
     Nike Inc. ...............................................................                      3,700                   291,560
                                                                                                                       ------------
Auto Manufacturers - 1.85%
     General Motors Corporation ..............................................                      6,700                   284,616
                                                                                                                       ------------

Biotechnology - 1.37%
  (a)Amgen Inc. ..............................................................                      3,700                   209,716
                                                                                                                       ------------

Chemicals - 1.48%
     E.I. Du Pont de Nemours & Company .......................................                      5,300                   226,840
                                                                                                                       ------------

Commercial Services - 1.38%
     Cendant Corporation .....................................................                      9,800                   211,680
                                                                                                                       ------------

Computers - 2.87%
  (a)EMC Corporation .........................................................                     19,100                   220,414
     Hewlett-Packard Company .................................................                     11,700                   219,375
                                                                                                                       ------------
                                                                                                                            439,789
                                                                                                                       ------------
Electric Companies - 3.39%
     American Electric Power Company, Inc. ...................................                      8,600                   274,856
     The Southern Company ....................................................                      8,200                   245,836
                                                                                                                       ------------
                                                                                                                            520,692
                                                                                                                       ------------

Financial Services - 3.16%
     Allied Capital Corporation ..............................................                     19,900                   485,361
                                                                                                                       ------------

Food - 6.57%
     Campbell Soup Company ...................................................                      8,600                   226,094
     HJ Heinz Company ........................................................                      6,900                   248,538
     Kellogg Company .........................................................                      5,900                   251,694
     Whole Foods Market Inc. .................................................                      3,300                   283,107
                                                                                                                       ------------
                                                                                                                          1,009,433
                                                                                                                       ------------
Hand / Machine Tools - 2.42%
     Black & Decker Corporation ..............................................                      4,800                   371,712
                                                                                                                       ------------




                                                                                                                     (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                        September 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Healthcare Services - 4.57%
           Aetna Inc. ..............................................................                   4,000           $    399,720
        (a)Laboratory Corporation of America Holdings ..............................                   6,900                301,668
                                                                                                                       ------------
                                                                                                                            701,388
                                                                                                                       ------------
      Lodging - Hotels - 2.10%
        (a)Host Marriott Corporation ...............................................                  23,000                322,690
                                                                                                                       ------------

      Media - 3.16%
        (a)Time Warner Inc. ........................................................                  15,000                242,100
           Walt Disney Company .....................................................                  10,800                243,540
                                                                                                                       ------------
                                                                                                                            485,640
                                                                                                                       ------------
      Miscellaneous Manufacturing - 3.54%
           3M Co. ..................................................................                   3,400                271,898
           General Electric Company ................................................                   8,100                271,998
                                                                                                                       ------------
                                                                                                                            543,896
                                                                                                                       ------------
      Pharmaceutical - 1.45%
           Pfizer Inc. .............................................................                   7,300                223,380
                                                                                                                       ------------

      Real Estate Investment Trusts - 7.77%
           Apartment Investment & Management Company ...............................                   9,200                319,976
           Correctional Properties Trust ...........................................                   9,400                256,620
           Equity Office Properties Trust ..........................................                  10,900                297,025
           Equity Residential ......................................................                  10,300                319,300
                                                                                                                       ------------
                                                                                                                          1,192,921
                                                                                                                       ------------
      Restaurant - 6.47%
        (a)Brinker International, Inc. .............................................                   7,300                227,395
           McDonald's Corporation ..................................................                   8,600                241,058
           Outback Steakhouse Inc. .................................................                   7,300                303,169
           Wendy's International Inc. ..............................................                   6,600                221,760
                                                                                                                       ------------
                                                                                                                            993,382
                                                                                                                       ------------
      Retail - 6.86%
           Home Depot Inc. .........................................................                   6,100                239,120
           Sears, Roebuck and Company ..............................................                   6,700                266,995
        (a)Staples Inc. ............................................................                  10,300                307,146
           Wal-Mart Stores Inc. ....................................................                   4,500                239,400
                                                                                                                       ------------
                                                                                                                          1,052,661
                                                                                                                       ------------
      Software - 1.80%
           Microsoft Corp. .........................................................                  10,000                276,500
                                                                                                                       ------------





                                                                                                                      (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 9.22%
        (a)AT&T Wireless Services, Inc. ................................................           19,700              $    291,166
        (a)Corning Incorporated ........................................................           22,400                   248,192
           Motorola Incorporated .......................................................           16,500                   297,660
           SBC Communications Inc. .....................................................           11,200                   290,640
           Verizon Communications Inc. .................................................            7,300                   287,474
                                                                                                                       ------------
                                                                                                                          1,415,132
                                                                                                                       ------------
      Transportation - 1.84%
           FedEx Corporation ...........................................................            3,300                   282,777
                                                                                                                       ------------


           Total Common Stocks (Cost $10,240,831) ......................................                                 12,096,288
                                                                                                                       ------------

                                                                                            Interest    Maturity
                                                                           Principal          Rate        Date
                                                                           ---------          ----        ----
U.S. GOVERNMENT OBLIGATIONS - 3.56%

      United States Treasury Note ....................................   $    50,000         6.875%      05/15/06            53,508
      United States Treasury Note ....................................       500,000         2.625%      05/15/08           492,676
                                                                                                                       ------------

           Total U.S. Government Obligations (Cost $548,921) ...........................                                    546,184
                                                                                                                       ------------

CORPORATE OBLIGATIONS - 8.64%

      DaimlerChrysler NA Holdings Corp. ..............................       140,000         8.500%      01/18/31           171,137
      Ford Motor Credit Co. ..........................................       420,000         6.875%      02/01/06           439,497
      General Motors Acceptance Corp. ................................       200,000         7.500%      07/15/05           207,461
      Merrill Lynch & Co., Inc. ......................................        40,000         0.000%      03/20/28             8,163
      Toys R US Inc. .................................................       500,000         7.625%      08/01/11           500,000
                                                                                                                       ------------

           Total Corporate Obligations (Cost $1,321,305) ...............................                                  1,326,258
                                                                                                                       ------------


INVESTMENT COMPANIES - 8.98%                                                                       Shares
                                                                                                  --------

      Evergreen Institutional Money Market Fund ........................................           705,151                  705,151
      Merrimac Cash Series Fund ........................................................           673,246                  673,246
                                                                                                                       ------------

           Total Investment Companies (Cost $1,378,397) ................................                                  1,378,397
                                                                                                                       ------------

Total Value of Investments (Cost $13,489,454 (b)) ......................................             99.96 %           $ 15,347,127
Other Assets Less Liabilities ..........................................................              0.04 %                  6,453
                                                                                                  --------             ------------
      Net Assets .......................................................................            100.00 %           $ 15,353,580
                                                                                                  ========             ============


                                                                                                                      (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                Aggregate gross unrealized appreciation ..........................................                     $  2,198,022
                Aggregate gross unrealized depreciation ..........................................                         (340,349)
                                                                                                                       ------------

                 Net unrealized appreciation .....................................................                     $  1,857,673
                                                                                                                       ============



































See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
ASSETS

      Investments, at value (cost $13,489,454) .........................................................               $ 15,347,127
      Cash .............................................................................................                         88
      Income receivable ................................................................................                     43,596
      Receivable for fund shares sold ..................................................................                     15,141
      Other asset ......................................................................................                      5,987
                                                                                                                       ------------
           Total assets ................................................................................                 15,411,939
                                                                                                                       ------------
LIABILITIES
      Accrued expenses .................................................................................                     27,965
      Payable for fund shares redeemed .................................................................                     30,394
                                                                                                                       ------------
           Total liabilities ...........................................................................                     58,359
                                                                                                                       ------------
NET ASSETS
      (applicable to 1,328,392 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ..........................................               $ 15,353,580
                                                                                                                       ============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($15,353,580 / 1,328,392 shares) .................................................................               $      11.56
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 13,205,262
      Undistributed net investment income ..............................................................                     54,438
      Undistributed net realized gain on investments ...................................................                    236,207
      Net unrealized appreciation on investments .......................................................                  1,857,673
                                                                                                                       $ 15,353,580
                                                                                                                       ============
See accompanying notes to financial statements

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    STATEMENT OF OPERATIONS

                                                 Year ended September 30, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................              $    123,068
           Dividends ....................................................................................                   290,323
                                                                                                                       ------------

               Total income .............................................................................                   413,391
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   142,444
           Fund administration fees (note 2) ............................................................                    17,805
           Distribution and service fees (note 3) .......................................................                    35,611
           Custody fees (note 2) ........................................................................                     4,920
           Fund accounting fees (note 2) ................................................................                    28,424
           Audit and tax preparation fees ...............................................................                    15,377
           Legal fees ...................................................................................                    12,435
           Securities pricing fees ......................................................................                     5,057
           Shareholder recordkeeping fees (note 2) ......................................................                    19,750
           Other accounting fees (note 2) ...............................................................                     6,195
           Shareholder servicing expenses ...............................................................                     1,699
           Registration and filing expenses .............................................................                    19,577
           Printing expenses ............................................................................                       622
           Trustee fees and meeting expenses ............................................................                     5,313
           Other operating expenses .....................................................................                     4,056
                                                                                                                       ------------

               Total expenses ...........................................................................                   319,285

               Less:
                    Investment advisory fees waived (note 2) ............................................                  (48,507)
                    Fund administration fees waived (note 2) ............................................                  (11,727)
                    Fund accounting fees waived (note 2) ................................................                   (1,424)
                    Shareholder recordkeeping fees waived (note 2) ......................................                   (1,750)
                    Other accounting fees waived (note 2) ...............................................                   (6,195)
                                                                                                                       ------------

               Net expenses .............................................................................                   249,682
                                                                                                                       ------------

                    Net investment income ...............................................................                   163,709
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   356,595
      Change in unrealized appreciation on investments ..................................................                 1,152,025
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,508,620
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,672,329
                                                                                                                        ===========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,



                                                                                ---------------------------------------------------
                                                                                                        2004                 2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income ..............................................                     $    163,709         $    136,767
         Net realized gain (loss) from investment transactions ..............                          356,595             (119,864)
         Change in unrealized appreciation on investments ...................                        1,152,025            1,718,571
                                                                                                  ------------         ------------


              Net increase in net assets resulting from operations ..........                        1,672,329            1,735,474
                                                                                                  ------------         ------------

     Distributions to shareholders from
         Net investment income ..............................................                         (110,069)            (140,116)
         Net realized gain from investment transactions .....................                                0              (65,194)
                                                                                                  ------------         ------------

              Decrease in net assets resulting from distributions ...........                         (110,069)            (205,310)
                                                                                                  ------------         ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                        2,037,227            3,936,359
                                                                                                  ------------         ------------

                     Total increase in net assets ...........................                        3,599,487            5,466,523

NET ASSETS

     Beginning of year ......................................................                       11,754,093            6,287,570
                                                                                                  ------------         ------------

     End of year (including undistributed net investment income                                   $ 15,353,580         $ 11,754,093
                   of $54,438 in 2004 and $798 in 2003)                                           ============         ============


(a) A summary of capital share activity follows:
                                                          -------------------------------------------------------------------------
                                                                        2004                                      2003

                                                              Shares              Value                Shares              Value
                                                          -------------------------------------------------------------------------
Shares sold ............................................        258,446       $  2,911,677               433,509       $  4,147,763

Shares issued for reinvestment of distributions ........          9,644            110,069                16,936            158,126
                                                           ------------       ------------          ------------       ------------

                                                                268,090          3,021,746               450,445          4,305,889

Shares redeemed ........................................        (86,541)          (984,519)              (42,340)          (369,530)
                                                           ------------       ------------          ------------       ------------

     Net increase ......................................        181,549       $  2,037,227               408,105       $  3,936,359
                                                           ============       ============          ============       ============


See accompanying notes to financial statements



                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years ended September 30,          Period ended
                                                                                                                    September 30,
                                                                          2004         2003             2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................     $     10.25    $      8.51      $      8.77    $     10.00

     Income (loss) from investment operations
         Net investment income .................................            0.13           0.14             0.10           0.01
         Net realized and unrealized gain (loss) on investments             1.27           1.83            (0.25)         (1.24)
                                                                     -----------    -----------      -----------    -----------

           Total from investment operations ...................             1.40           1.97            (0.15)         (1.23)
                                                                     -----------    -----------      -----------    -----------

     Distributions to shareholders from
         Net investment income ................................            (0.09)         (0.15)           (0.11)          0.00
         Net realized gain from investment transactions .......             0.00          (0.08)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

           Total distributions ................................            (0.09)         (0.23)           (0.11)          0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ................................      $     11.56    $     10.25      $      8.51    $      8.77
                                                                     ===========    ===========      ===========    ===========

Total return ..................................................            13.63 %        23.46 %          (1.56)%       (12.50)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
     Net assets, end of period ................................      $15,353,580    $ 11,754,09      $ 6,287,570    $ 5,925,796
                                                                     ===========    ===========      ===========    ===========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .........            2.24 %         2.61 %           2.83 %         4.22 %(b)
         After expense reimbursements and waived fees ..........            1.75 %         1.83 %           1.80 %         2.78 %(b)

     Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees .........            0.66 %         0.83 %           0.08 %        (1.17)%(b)
         After expense reimbursements and waived fees ..........            1.15 %         1.62 %           1.11 %         0.27 %(b)

     Portfolio turnover rate ...................................           17.14 %        19.71 %          40.37 %         6.03 %

(a) For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2001.

(b) Annualized.






See accompanying notes to financial statements

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $48,507 ($0.04 per share) for the year ended September 30, 2004. There can be no assurance that the foregoing fee waiver will continue.

                                                                    (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $11,727 in administrative fees, $6,195 in other accounting fees and $1,424 in fund accounting fees for the year ended September 30, 2004. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund. The Transfer Agent has voluntarily waived a portion of this fee amounting to $1,750 for the year ended September 30, 2004.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $35,611 in distribution and service fees under the Plan for the year ended September 30, 2004.





                                                                    (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning           Ending
                                          Total      Account Value      Account Value      Expenses Paid
                                         Return     October 1, 2003   September 30, 2004   During Period*
                                         ------     ---------------   ------------------   --------------
Actual return of                          13.63%    $      1,000.00   $         1,136.30   $        18.69
Hypothetical return before expreses of     5.00%    $      1,000.00   $         1,032.50   $        17.78

* Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $4,137,635 and $2,301,461, respectively, for the year ended September 30, 2004. Purchases and sales of long-term U.S. government securities aggregated $0 and $491,250, respectively, for the year ended September 30, 2004.










                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website, beginning with the December 31, 2004 reports, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $3,400 during the fiscal year ended September 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       ADDITIONAL INFORMATION

                                                         September 30, 2004
                                                             (Unaudited)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                            in Fund
                        Position(s)                                                         Complex
      Name, Age,         held with     Length of Time       Principal Occupation(s)        Overseen by         Other Directorships
     and Address         Fund/Trust        Served            During Past 5 Years            Trustee             Held by Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                        Independent Trustees
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Jack E. Brinson, 72     Trustee       Since 12/2000    Retired   since   January  2000;        2        Independent Trustee  of  the
                                                       Previously,  President,  Brinson                 following - de  Leon   Funds
                                                       Investment     Co.     (personal                 Trust for the one series  of
                                                       investments)    and   President,                 that  trust;  Gardner  Lewis
                                                       Brinson  Chevrolet,  Inc.  (auto                 Investment  Trust  for  the
                                                       dealership)                                      three series of that  trust;
                                                                                                        The  Nottingham   Investment
                                                                                                        Trust   II   for  the  seven
                                                                                                        series  of  that  trust; New
                                                                                                        Providence  Investment Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;     MurphyMorris
                                                                                                        Investment Trust for the one
                                                                                                        series of that trust;  Merit
                                                                                                        Advisors  Investment   Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;  and  Merit  Advisors
                                                                                                        Investment Trust II for  the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Theo H. Pitt, Jr., 68   Trustee and   Since 12/2000    Senior    Partner,     Community        2        Independent  Trustee  of the
                        Chairman                       Financial           Institutions                 following  - de  Leon  Funds
                                                       Consulting,  Rocky Mount,  North                 Trust for the one series  of
                                                       Carolina  since 1997 and Account                 that  Trust;  Gardner  Lewis
                                                       Administrator,   Holden   Wealth                 Investment   Trust  for  the
                                                       Management   Group  of  Wachovia                 three series of  that trust;
                                                       Securities   (money   management                 MurphyMorris    Investment
                                                       firm) since September 2003.                      Trust for the one series  of
                                                                                                        that    Merit     Advisors
                                                                                                        Investment Trust for  the
                                                                                                        one series   of that  trust;
                                                                                                        and       Merit    Advisors
                                                                                                        Investment  Trust  II  for
                                                                                                        the one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                         Interested Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Mark A. Hillman, 42     Trustee and   Since 12/2000    President,    Hillman    Capital        2                     None
613 Third Street        President                      Management,   Inc.   (investment
Eastport Maritime       (Principal                     advisor    of    the     Funds);
Building                Executive                      previously,   Chief   Investment
Annapolis, MD  21403    Officer)                       Officer,     Menocal     Capital
                                                       Management, Inc.
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Fletcher D. Perkins, 26 Treasurer     Since 12/2002    Analyst,     Hillman     Capital       n/a                     n/a
26                      (Principal                     Management,  Inc.,  since  2002;
613 Third Street        Financial                      Account    Manager,     Netivity
Eastport Maritime       Officer)                       Solutions    (computer   network
Building                                               service)    from    01/2001   to
Annapolis, MD  21403                                   10/2001;  previously,   student,
                                                       Saint Mary's College
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
C. Frank Watson III, 34  Secretary     Since            President  and  Chief  Operating       n/a                     n/a
                                      12/2000          Officer    since    1999,    The
                                                       Nottingham               Company
                                                       (administrator  to  the  Funds);
                                                       previously,    Chief   Operating
                                                       Officer, The Nottingham Company
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Julian G. Winters, 35   Assistant     Assistant        Vice        President-Compliance       n/a                     n/a
                        Secretary     Secretary since  Administration,  The  Nottingham
                        and           12/2000;         Company
                        Assistant     Assistant
                        Treasurer     Treasurer since
                                      12/2002
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                            www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hillman Capital Management Investment Trust and Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 2, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu







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                          THE HILLMAN TOTAL RETURN FUND


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           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.